UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY ACT FILE NUMBER 811-22435
KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 493-2020
Date of fiscal year end: November 30, 2010
Date of reporting period: August 31, 2010

Item 1: Scheduled Investments
KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 122.9%
Equity Investments(a) — 102.9%
United States — 102.9%
Private MLP(b)(c) — 64.3%
Direct Fuels Partners, L.P. — Class A Common Units	2,500	$21,250
Direct Fuels Partners, L.P. — Convertible Preferred Units(d)	143	2,511
Direct Fuels Partners, L.P. — Class D Preferred Units(e)	187	3,874
International Resource Partners LP	1,500	74,250
VantaCore Partners LP	1,465	24,167

		126,052

Publicly Traded MLP and MLP Affiliate — 38.4%
Capital Product Partners L.P.	228	1,844
Chesapeake Midstream Partners, L.P.(f)	40	942
Copano Energy, L.L.C.	265	6,662
DCP Midstream Partners, LP	109	3,452
Eagle Rock Energy Partners, L.P.	1,692	10,152
Eagle Rock Energy Partners, L.P. — Warrants(g)(h)	474	488
Enbridge Energy Management, L.L.C.(i)	64	3,371
Enbridge Energy Partners, L.P.	61	3,288
Energy Transfer Partners, L.P.	112	5,095
Enterprise GP Holdings L.P.	71	3,454
Enterprise Products Partners L.P.	48	1,769
Exterran Partners, L.P.	82	1,921
Global Partners LP	142	3,522
Holly Energy Partners, L.P.	21	1,030
Inergy, L.P.	99	3,694
Kinder Morgan Management, LLC(i)	9	524
MarkWest Energy Partners, L.P.	55	1,829
Martin Midstream Partners L.P.	45	1,353
ONEOK Partners, L.P.	76	5,260
Penn Virginia GP Holdings, L.P.	31	603
Plains All American Pipeline, L.P.(c)	103	6,170
Quicksilver Gas Services LP	77	1,790
Targa Resources Partners LP	30	766

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Publicly Traded MLP and MLP Affiliate — (Continued)
Teekay LNG Partners L.P.	51	$1,679
Teekay Offshore Partners L.P.	23	491
Teekay Tankers Ltd.	73	848
TransMontaigne Partners L.P.	61	2,142
Western Gas Partners, LP	44	1,064

		75,203

Other Equity — 0.2%
PostRock Energy Corporation(g)(j)	145	477

Total Equity Investments (Cost $171,516)		201,732

	Interest	Maturity	Principal
	Rate	Date	Amount
Energy Debt Investments — 20.0%
Upstream — 11.8%
Antero Resources Finance Corp.	9.375%	12/1/17	$9,500	9,809
Carrizo Oil & Gas, Inc.(k)	4.375	6/1/28	2,500	2,334
Hilcorp Energy Company	8.000	2/15/20	1,700	1,734
NFR Energy LLC	9.750	2/15/17	2,000	2,020
Petroleum Development Corporation	12.000	2/15/18	2,000	2,150
Rosetta Resources Inc.	9.500	4/15/18	5,005	5,105

				23,152

Midstream and Other — 5.9%
Energy Future Holdings Corp.(l)	10.000	1/15/20	3,000	2,889
Foresight Energy LLC	9.625	8/15/17	5,000	4,963
Niska Gas Storage US, LLC	8.875	3/15/18	2,500	2,631
North American Energy Alliance LLC	10.875	6/1/16	1,000	1,080

				11,563

Oilfield Services — 2.3%
ProPetro Services, Inc.(b)(g)(m)	(n )	2/15/13	35,000	4,500

Total Energy Debt Investments (Cost $67,324)				39,215

Total Long-Term Investments (Cost $238,840)				240,947

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2010
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity
Description	Rate	Date	Value
Short-Term Investment — 0.5%
Repurchase Agreement— 0.5%
J.P. Morgan Securities Inc. (Agreement dated 8/31/2010 to be repurchased at $1,000), collateralized by $1,020 in U.S. Treasury bills (Cost $1,000)	0.140%	9/1/10	$1,000

Total Investments — 123.4% (Cost $239,840)			241,947

Senior Secured Revolving Credit Facility Borrowings			(52,000)
Other Assets in Excess of Total Liabilities			6,075

Net Assets			$196,022

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Fair valued and restricted security.

(c)	Kayne Anderson Energy Development Company (the “Company”) believes that it may be an affiliate of Direct Fuels Partners, L.P. (“Direct Fuels”), International Resource Partners LP (“IRP”) and VantaCore Partners LP (“VantaCore”) and that it is an affiliate of Plains All American Pipeline, L.P.

(d)	The Convertible Preferred Units consist of three classes — Class A, B and C. Each class has a liquidation preference of $20.00 per unit and is convertible into Class A Common Units.

(e)	The Class D Preferred Units are senior to Direct Fuels’ other Convertible Preferred Units and Class A Common Units. The Class D Preferred Units are being issued by Direct Fuels to the holders of common units and preferred units in lieu of cash distributions.

(f)	Security is currently non-income producing but is expected to pay cash distributions within twelve months.

(g)	Security is non-income producing.

(h)	The Company holds 474 warrants of Eagle Rock Energy Partners, L.P. (“Eagle Rock”), and each warrant entitles the Company to purchase one Eagle Rock common unit for $6.00 on specified days of March 15, May 15, August 15 and November 15 through the expiration date of May 15, 2012.

(i)	Distributions are paid-in-kind.

(j)	The Company’s private MLP investment in Quest Midstream Partners, L.P. (“Quest”) was converted to publicly traded common shares of PostRock Energy Corporation (“PostRock”) following the merger of three related entities — Quest Resource Corporation, Quest Energy Partners, L.P. and Quest.

(k)	Security is convertible, using a net share settlement process, into a combination of cash and common shares of the issuer. The Company may require issuer to repurchase notes at par on June 1, 2013, 2018 and 2023.

(l)	Energy Future Holdings Corp., formerly TXU Corp., is a privately-held energy company with a portfolio of competitive and regulated energy subsidiaries. Texas Competitive Electric Holdings is a wholly owned subsidiary of Energy Future Holdings Corp.

(m)	The Company holds 2,905 warrants that relate to the senior secured second lien term loan facility with ProPetro Services, Inc. These warrants were assigned no value as of August 31, 2010, are non-income producing and expire on February 15, 2017.

(n)	Floating rate senior secured second lien term loan facility. Security is in default, and the Company is not accruing interest income on this security.

     From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.
     At August 31, 2010, the Company held the following restricted securities.

				Number of
				Units,
				Warrants, or			Fair Value	Percent	Percent
		Acquisition	Type of	Principal ($)			per Unit/	of Net	of Total
Investment	Security	Date	Restriction	(in 000s)	Cost Basis	Fair Value	Warrant	Assets	Assets
Direct Fuels Partners, L.P. (1)	Class A Common Units	6/11/07	(2)	2,500	$ 41,817	$ 21,250	$ 8.50	10.8%	8.5%
Direct Fuels Partners, L.P.	Class A Convertible	5/14/09	(2)	96	1,952	1,668	17.30	0.9	0.7
	Preferred Units(3)
Direct Fuels Partners, L.P.	Class B Convertible	8/25/09	(2)	27	538	472	17.55	0.2	0.2
	Preferred Units(3)
Direct Fuels Partners, L.P.	Class C Convertible	11/20/09	(2)	20	408	371	18.25	0.2	0.1
	Preferred Units(3)
Direct Fuels Partners, L.P.	Class D Preferred Units	(4)	(2)	187	5	3,874	20.70	2.0	1.5
International Resource Partners LP(5)	Class A Units	6/12/07	(2)	1,500	27,181	74,250	49.50	37.9	29.7
ProPetro Services, Inc.	Warrants	2/15/07	(2)	2,905	2,469	—	—	—	—
ProPetro Services, Inc.	Secured Term Loan	2/15/07	(2)	$35,000	33,320	4,500	n/a	2.3	1.8
VantaCore Partners LP (6)	Class A Common Units	5/21/07, 8/04/08	(2)	1,465	22,491	24,167	16.50	12.3	9.7

Total of securities valued in accordance with procedures established by the board of directors(7)					$ 130,181	$ 130,552		66.6%	52.2%

Energy Future Holdings Corp	Senior Notes	(8)	(2)	$3,000	$ 3,108	$ 2,889	n/a	1.5%	1.2%
Foresight Energy LLC	Senior Notes	(8)	(2)	$5,000	4,968	4,963	n/a	2.5	2.0
Hilcorp Energy Company	Senior Notes	(8)	(2)	$1,700	1,672	1,734	n/a	0.9	0.7
NFR Energy LLC	Senior Notes	(8)	(2)	$2,000	1,976	2,020	n/a	1.0	0.8
Niska Gas Storage US, LLC	Senior Notes	(8)	(2)	$2,500	2,511	2,631	n/a	1.3	1.1
North American Energy Alliance LLC	Senior Notes	(8)	(2)	$1,000	979	1,080	n/a	0.6	0.4
Rosetta Resources Inc.	Senior Notes	(8)	(2)	$5,005	5,127	5,105	n/a	2.6	2.0

Total of securities valued by prices provided by market maker or independent pricing service					$ 20,341	$ 20,422		10.4%	8.2%

Total of all restricted securities					$ 150,522	$ 150,974		77.0%	60.4%

(1)	The Company’s investment in Direct Fuels includes 200 incentive distribution rights (20% of total outstanding incentive distribution rights) for which the Company does not assign a value.

(2)	Unregistered security.

(3)	The Direct Fuels Convertible Preferred Units consist of three classes — Class A, B and C. Each class has a liquidation preference of $20.00 per unit and is convertible into Class A Common Units. The Class A Preferred Units are convertible into Class A Common Units at a price of $20.00 per unit. The Class B Preferred Units are convertible into Class A Common Units at a price of $18.50 per unit. The Class C Preferred Units are convertible into Class A Common Units at a price of $15.50 per unit.

(4)	The Direct Fuels Class D Preferred Units are senior to Direct Fuels’ Convertible Preferred Units and Class A Common Units. The Class D Preferred Units are being issued by Direct Fuels to the holders of common units and preferred units in lieu of cash distributions.

(5)	The Company’s investment in IRP includes 10 incentive distribution rights (10% of total outstanding incentive distribution rights) for which the Company does not assign a value.

(6)	The Company’s investment in VantaCore includes 1,823 incentive distribution rights (18% of total outstanding incentive distribution rights) for which the Company does not assign a value.

(7)	Restricted securities that represent Level 3 categorization where reliable market quotes are not readily available. Securities are valued in accordance with the procedures established by the board of directors.

(8)	Restricted securities that represent Level 2 categorization. These securities were acquired at various dates throughout the nine months ended August 31, 2010 and in prior years. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service.
At August 31, 2010, the cost basis of investments for federal income tax purposes was $227,769. At August 31, 2010, gross unrealized appreciation and depreciation of investments and options for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$72,093
Gross unrealized depreciation of investments	(57,915)

Net unrealized appreciation	$14,178

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
As required by the Fair Value Measurement and Disclosures of the FASB Accounting Standards Codification, the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Company’s repurchase agreements, which are collateralized by U.S. Treasury notes, are generally high quality and liquid; however, the Company reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The following table presents the Company’s assets measured at fair value on a recurring basis at August 31, 2010.

		Quoted	Prices	One or
		Prices in	with Other	More
		Active	Observable	Unobservable
		Markets	Inputs	Inputs
Assets at Fair Value	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments	$ 201,732	$ 75,680	$ —	$ 126,052
Energy debt investments	39,215	—	34,715	4,500
Repurchase agreement	1,000	—	1,000	—

Total assets at fair value	$ 241,947	$ 75,680	$ 35,715	$ 130,552

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2010.

	Nine Months Ended August 31, 2010
	Total	Energy Debt	Equity
Balance — November 30, 2009	$99,192	$2,500	$96,692
Transfers out of Level 3	(5,346)	—	(5,346)
Realized gains (losses)	—	—	—
Unrealized gains, net	31,507	2,000	29,507
Purchases, issuances or settlements	5,199	—	5,199

Balance — August 31, 2010	$130,552	$4,500	$126,052

The $31,507 of unrealized gains, net, presented in the tables above relate to investments that are still held at August 31, 2010.
The transfers out of Level 3 for the nine months ended August 31, 2010 relate primarily to the conversion of Quest to PostRock, the release of the Company’s unregistered common units of Eagle Rock from escrow on April 1, 2010 and the conversion of the Company’s transferable subscription rights of Eagle Rock on July 9, 2010. The purchases, issuances or settlements for the nine months ended August 31, 2010 relate primarily to the issuance of Class D Preferred Units of Direct Fuels in lieu of common and preferred distributions.
The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2010 or November 30, 2009.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 15, 2010 with a file number 811-22435.
Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/s/ Kevin S. McCarthy

Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:	October 15, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy

Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 15, 2010

/s/ Terry A. Hart

Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 15, 2010